Property and Equipment, Net	6 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 4 – Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2025	June 30, 2025
Leasehold improvement	$626,209	$620,625
Office furniture, equipment and others	89,535	88,736
Motor vehicles	366,609	363,340
Total	1,082,353	1,072,701
Less: accumulated depreciation	(905,924)	(857,267)
Total	$176,429	$215,434

Depreciation expense for the six months ended December 31, 2025 and 2024, amounted to approximately $40,839, and $51,756, respectively.